Schedule of Exchange Rates (Details) - MiX Telematics Limited [Member]	Mar. 31, 2024	Mar. 31, 2023
USD:ZAR [Member]
Foreign currency exchange rate, translation	18.88	17.98
USD:ZAR [Member] | Weighted Average [Member]
Foreign currency exchange rate, translation	18.73	16.99
U S Dollar G B P [Member]
Foreign currency exchange rate, translation	0.79	0.81
U S Dollar G B P [Member] | Weighted Average [Member]
Foreign currency exchange rate, translation	0.80	0.83